Note 14 - Stock-based Compensation (Details Textual) $ / shares in Units, $ in Thousands	12 Months Ended
	Oct. 31, 2021 CAD ($) $ / shares	Oct. 31, 2020 CAD ($)
Statement Line Items [Line Items]
Option life, share options granted	10
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets | $	$ 0	$ 0
Number of share options outstanding in share-based payment arrangement at end of period	40,000	42,017
Weighted average exercise price of share options exercisable in share-based payment arrangement (in CAD per share) | $ / shares	$ 7.00
Number of share options granted in share-based payment arrangement	0	0
Options vesting immediately [member]
Statement Line Items [Line Items]
Percentage of options vesting for share-based payment arrangement	33.33%
Options vesting first anniversary [member]
Statement Line Items [Line Items]
Percentage of options vesting for share-based payment arrangement	33.33%
Options vesting second anniversary [member]
Statement Line Items [Line Items]
Percentage of options vesting for share-based payment arrangement	33.33%